Share-based payment plans - Equity settled SARs - Exercise price (Details) - Equity-settled SARs	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments	Dec. 31, 2015 CAD ($) EquityInstruments
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	3,338,148	3,161,657	2,233,299
Weighted average remaining contractual life (in years) - Outstanding	5 years 2 months 12 days	5 years 3 months 18 days
Weighted average exercise price per SAR - Outstanding	$ 78.61	$ 78.04	$ 81.18
Weighted average exercise price per SAR - Outstanding	$ 78.60
Number of SARs - Exercisable | EquityInstruments	1,812,010	1,395,572
Weighted average remaining contractual life (in years) - Exercisable	2 years 8 months 12 days	2 years 7 months 6 days
Weighted average exercise price per SAR - Exercisable	$ 83.50	$ 82.70
$40.61 to $57.05
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments		1,179,971
Weighted average remaining contractual life (in years) - Outstanding		9 years 2 months 12 days
Weighted average exercise price per SAR - Outstanding		$ 65.45
Number of SARs - Exercisable | EquityInstruments		94,071
Weighted average remaining contractual life (in years) - Exercisable		9 months 18 days
Weighted average exercise price per SAR - Exercisable		$ 51.22
$40.61 To $69.86
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	1,216,810
Weighted average remaining contractual life (in years) - Outstanding	9 years
Weighted average exercise price per SAR - Outstanding	$ 66.64
Number of SARs - Exercisable | EquityInstruments	211,750
Weighted average remaining contractual life (in years) - Exercisable	8 years 10 months 24 days
Weighted average exercise price per SAR - Exercisable	$ 66.72
$71.22 to $85.82
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	1,347,504	1,202,352
Weighted average remaining contractual life (in years) - Outstanding	3 years 8 months 12 days	3 years 1 month 6 days
Weighted average exercise price per SAR - Outstanding	$ 83.98	$ 83.89
Number of SARs - Exercisable | EquityInstruments	847,093	774,845
Weighted average remaining contractual life (in years) - Exercisable	1 year 10 months 24 days	2 years 7 months 6 days
Weighted average exercise price per SAR - Exercisable	$ 83.72	$ 83.00
$87.70 to $95.67
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	773,834	779,334
Weighted average remaining contractual life (in years) - Outstanding	1 year 10 months 24 days	2 years 10 months 24 days
Weighted average exercise price per SAR - Outstanding	$ 88.05	$ 88.05
Number of SARs - Exercisable | EquityInstruments	753,167	526,656
Weighted average remaining contractual life (in years) - Exercisable	1 year 10 months 24 days	2 years 10 months 24 days
Weighted average exercise price per SAR - Exercisable	$ 87.96	$ 87.89
Minimum | $40.61 to $57.05
Share-based payment plans
Exercise price		40.61
Minimum | $40.61 To $69.86
Share-based payment plans
Exercise price	65.82
Minimum | $71.22 to $85.82
Share-based payment plans
Exercise price	72.33	71.22
Minimum | $87.70 to $95.67
Share-based payment plans
Exercise price	87.70	87.70
Maximum | $40.61 to $57.05
Share-based payment plans
Exercise price		66.72
Maximum | $40.61 To $69.86
Share-based payment plans
Exercise price	69.86
Maximum | $71.22 to $85.82
Share-based payment plans
Exercise price	85.82	85.82
Maximum | $87.70 to $95.67
Share-based payment plans
Exercise price	$ 95.67	$ 95.67